Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Mar. 28, 2017
Document Effective Date	Mar. 31, 2071
Prospectus Date	Mar. 31, 2071
Class T Prospectus | Dreyfus Large Cap Equity Fund | Class T
Prospectus:
Trading Symbol	DLQTX
Class T Prospectus | Dreyfus Large Cap Growth Fund | Class T
Prospectus:
Trading Symbol	DAPTX